Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 468,487	€ 427,375	€ 328,343
Cost of sales	(304,154)	(273,575)	(225,151)
Gross Profit	164,333	153,800	103,192
Other income	6,524	6,414	3,882
Selling expenses	(124,924)	(121,631)	(84,518)
Administrative expenses	(35,474)	(33,302)	(29,444)
Impairment on trade receivables	(331)	(110)	(1,802)
Other expenses	(1,678)	(289)	(1,915)
Operating profit/(loss)	8,450	4,882	(10,605)
Finance income	868	225	317
Finance costs	(8,541)	(6,786)	(7,831)
Net exchange rate gains/(losses)	2,428	1,866	(3,901)
Gain from disposal and loss of control of a subsidiary		5,026
Net finance income/(costs)	(5,245)	331	(11,415)
Share of profit/(loss) of equity-method investees	356	3,561	1,455
Profit/(loss) before tax	3,561	8,774	(20,565)
Income tax expense	(2,273)	(4,389)	(4,341)
Profit/(loss) for the year	1,288	4,385	(24,906)
Profit/(loss) attributable to:
Owners of the Company	(540)	3,585	(24,678)
Non-controlling interests	€ 1,828	€ 800	€ (228)
Profit/(loss) per share
Basic earnings/(loss) per ordinary share	€ (0.01)	€ 0.07	€ (0.45)
Diluted earnings/(loss) per ordinary share	€ (0.01)	€ 0.07	€ (0.45)